Non-operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Other Income, Nonoperating [Abstract]
Dividend income from marketable securities	$ 616	$ 596	$ 238
Interest income from available-for-sales securities	5	126	126
Interest income from bank deposits	314	372	535
Unrealized gain (loss) from marketable securities	1,999	(1,860)	954
Realized gain from sales of marketable securities	69	526	102
Rental income	839	793	600
Others	(154)	18	(2)
Non-operating income, net from continuing operations	$ 3,688	$ 571	$ 2,553